Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Enzymatics
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The preliminary purchase price allocation is as follows:

(in thousands)	Enzymatics acquisition
Purchase Price:
Cash consideration	$114,224
Fair value of contingent consideration	11,500
$125,724

Preliminary Allocation:
Cash and cash equivalents	$1,178
Accounts receivable	2,813
Prepaid and other current assets	1,303
Fixed and other long-term assets	1,358
Accounts payable	(3,090)
Accruals and other current liabilities	(1,940)
Long term deferred tax liability	(21,191)
Developed technology, licenses and know-how	28,600
Tradenames	6,600
Customer relationships	22,300
Goodwill	87,793
$125,724

Ingenuity
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
As of December 31, 2014, the final purchase price allocation for Ingenuity is as follows:

(in thousands)	Ingenuity Systems acquisition
Purchase Price:
Cash consideration	$106,932
$106,932

Final Allocation:
Cash and cash equivalents	$4,449
Accounts receivable	2,018
Prepaid and other current assets	1,834
Current deferred tax asset	3,126
Fixed and other long-term assets	2,648
Long-term deferred tax asset	13,203
Accounts payable	(2,662)
Accruals and other current liabilities	(14,558)
Liabilities assumed	(557)
Developed technology, licenses and know-how	37,903
Tradenames	3,359
In-process research and development	2,069
Customer relationships	1,023
Goodwill	69,479
Deferred tax liability on fair value of identifiable intangible assets acquired	(16,402)
$106,932

AmniSure
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
As of December 31, 2012, the final purchase price allocation is as follows:

(in thousands)	AmniSure acquisition
Purchase Price:
Cash consideration	$101,415
Fair value of contingent consideration	4,530
$105,945

Final Allocation:
Working capital	$5,297
Fixed and other long-term assets	267
Developed technology, licenses and know-how	28,941
Customer relationships	25,520
Tradenames	2,692
In-process research and development	4,522
Goodwill	44,369
Deferred tax liability on fair value of identifiable intangible assets acquired	(5,202)
Long-term liabilities assumed	(461)
$105,945